March 12, 2015

VIA EDGAR
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

Re:    Symetra Resource Variable Account B (811-04716)

Dear Commissioners:

On behalf of Symetra Life Insurance Company and the Symetra Resource Variable Account B, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's annual report for the period ending December 31, 2014 has been transmitted to contract owners accordingly.

We incorporate by reference the following annual reports for the underlying funds:

Filer/Entity: AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)
Registration No.: 811-07452
CIK No.: 0000896435
Fund:    Invesco V.I. American Franchise Fund (Series I Shares)
Invesco V.I. Balanced Risk Allocation Fund (Series I Shares)
Invesco V.I. Comstock Fund - Series I Shares
Invesco V.I. Core Equity Fund (Series I Shares)
Invesco V.I. Global Health Care Fund (Series I Shares)
Invesco V.I. Global Real Estate Fund (Series I Shares)
Invesco V.I. International Growth Fund (Series I Shares)
Invesco V.I. International Growth Fund (Series II Shares)
Invesco V.I. Mid Cap Core Equity Fund (Series I Shares)
Invesco V.I. Mid Cap Growth Fund (Series II Shares)
Invesco V.I. Small Cap Equity Fund (Series I Shares)
Accession No.: 0001193125-15-068066
Date of Filing: 2015-02-27

Filer/Entity: AllianceBernstein Variable Products
Series Fund, Inc.
Registration No.: 811-05398
CIK No.: 0000825316
Fund:    AllianceBernstein VPS Small Cap Growth Portfolio Class A
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class A
Accession No.: 0001193125-15-057457
Date of Filing: 2015-02-23

Filer/Entity: ALPS Variable Investment Trust
Registration No.: 811-21987
CIK No.: 0001382990
Fund:    ALPS/Alerian Energy Infrastructure Portfolio I
Accession No.: 0001193125-15-068501
Date of Filing: 2015-02-27

Filer/Entity: American Century Variable Portfolios Inc.
Registration No.: 811-05188
CIK No.: 0000814680
Fund:    American Century VP Balanced Fund Class I
American Century VP International Fund Class I
American Century VP Mid Cap Value Fund Class I
American Century VP Ultra®Fund Class II
American Century VP Value Fund Class I
Accession No.: 0000814680-15-000013
Date of Filing: 2015-02-20

Filer/Entity: American Funds Insurance Series
Registration No.: 811-03857
CIK No.: 0000729528
Fund:    American Funds Insurance Series Global Growth and Income Fund - Class 1
American Funds Insurance Series Growth Fund - Class 1
American Funds Insurance Series Growth-Income Class 1
American Funds Insurance Series International Fund -Class 1
American Funds Insurance Series New World Fund - Class 1
Accession No.: 0000051931-15-000225
Date of Filing: 2015-02-27

Filer/Entity: BlackRock Variable Series Funds, Inc.
Registration No.: 811-03290
CIK No.: 0000355916
Fund:    BlackRock Capital Appreciation V.I. Fund, Class I
BlackRock Global Allocation V.I. Fund, Class I
BlackRock High Yield V.I. Fund, Class I
Accession No.: 0001193125-15-070357
Date of Filing: 2015-02-27

Filer/Entity: Calvert Variable Products, Inc.
Registration No.: 811-04000
CIK No.: 0000743773
Fund:    Calvert VP EAFE International Index Portfolio - Class I
Calvert VP Russell 2000 Small Cap Index Portfolio - Class I
Accession No.: 0000743773-15-000003
Date of Filing: 2015-03-05

Filer/Entity: Columbia Funds Variable Series Trust II
Registration No.: 811-22127
CIK No.: 0001413032
Fund:    Columbia VP Income Opportunities Fund - Class 1
Columbia VP International Opportunity Fund - Class 1
Columbia VP Mid Cap Growth Opportunity Fund, Class 1
Columbia VP Small Cap Value Fund, Class 1
Accession No.: 0001193125-15-073410
Date of Filing: 2015-03-02

Filer/Entity: DFA Investment Dimensions Group Inc.
Registration No.: 811-03258
CIK No.: 0000355437
Fund:    (DFA) VA Global Bond Portfolio
(DFA) VA International Small Portfolio
(DFA) VA International Value Portfolio
(DFA) VA Short-Term Fixed Portfolio
(DFA) VA U.S. Large Value Portfolio
(DFA) VA U.S. Targeted Value Portfolio
Accession No.: 0001193125-15-003661
Date of Filing: 2015-01-07

Filer/Entity: Delaware VIP Trust
Registration No.: 811-05162
CIK No.: 0000814230
Fund:    Delaware VIP Emerging Markets Series, Standard Class
Delaware VIP International Value Equity Series, Standard Class
Delaware VIP Small Cap Value Series, Standard Class
Delaware VIP Smid Cap Growth Series, Standard Class
Accession No.: 0001206774-15-000797
Date of Filing: 2015-03-06

Filer/Entity: Dreyfus Investment Portfolios
Registration No.: 811-08673
CIK No.: 0001056707
Fund:    Dreyfus IP MidCap Stock Portfolio - Initial Shares
Dreyfus IP Technology Growth Portfolio - Initial Shares
Accession No.: 0001056707-15-000001
Date of Filing: 2015-02-12

Filer/Entity: Dreyfus Socially Responsible Growth Fund Inc.
Registration No.: 811-07044
CIK No.: 0000890064
Fund:    The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
Accession No.: 0000890064-15-000002
Date of Filing: 2015-02-12

Filer/Entity: Dreyfus Stock Index Fund Inc.
Registration No.: 811-05719
CIK No.: 0000846800
Fund:    Dreyfus Stock Index Fund, Inc. - Service Shares
Accession No.: 0000846800-15-000001
Date of Filing: 2015-02-12

Filer/Entity: Dreyfus Variable Investment Fund
Registration No.: 811-05125
CIK No.: 0000813383
Fund:    Dreyfus VIF Appreciation Portfolio - Initial Shares
Dreyfus VIF International Value Portfolio - Initial Shares
Dreyfus VIF Quality Bond Portfolio - Initial Shares
Accession No.: 0000813383-15-000001
Date of Filing: 2015-02-13

Filer/Entity: Deutsche Variable Series I
Registration No.: 811-04257
CIK No.: 0000764797
Fund:    Deutsche International VIP - Class A
Accession No.: 0000088053-15-000221
Date of Filing: 2015-02-25

Filer/Entity: Deutsche Variable Series II
Registration No.: 811-05002
CIK No.: 0000810573
Fund:    Deutsche Global Income Builder VIP - Class A
Deutsche Alternative Asset Allocation VIP - Class A
Accession No.: 0000088053-15-000206
Date of Filing: 2015-02-25

Filer/Entity: Eaton Vance Variable Trust
Registration No.: 811-10067
CIK No.: 0001121746
Fund:    Eaton Vance VT Floating-Rate Income Fund Advisor Class
Accession No.: 0001193125-15-064333
Date of Filing: 2015-02-26

Filer/Entity: Federated Insurance Series
Registration No.: 811-08042
CIK No.: 0000912577
Fund:    Federated High Income Bond Fund II - Primary Shares
Federated Managed Volatility Fund II
Accession No.: 0001623632-15-000319
Date of Filing: 2015-02-24

Filer/Entity: Franklin Templeton Variable Insurance
Products Trust
Registration No.: 811-05583
CIK No.: 0000837274
Fund:    Franklin Income VIP Fund - Class 1
Franklin Mutual Global Discovery VIP Fund - Class 1
Franklin Mutual Shares VIP Fund - Class 1
Franklin Rising Dividends VIP Fund - Class 1
Franklin Strategic Income VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 1
Templeton Developing Markets VIP Fund - Class 1
Templeton Foreign VIP Fund - Class 1
Templeton Global Bond VIP Fund - Class 1
Accession No.:     0001193125-15-076188
Date of Filing:    2015-03-04

Fund:    Franklin Income VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2
Templeton Developing Markets VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
Accession No.:     0001193125-15-076230
Date of Filing: 2015-03-04

Filer/Entity: Goldman Sachs Variable Insurance Trust
Registration No.: 811-08361
CIK No.: 0001046292
Fund:    Goldman Sachs VIT Strategic Income Fund - Institutional Shares
Accession No.: 0001193125-15-068970
Date of Filing: 2015-02-27

Filer/Entity: JPMorgan Insurance Trust
Registration No.: 811-07874
CIK No.: 0000909221
Fund:    JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1 Shares
JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1 Shares
Accession No.: 0001193125-15-069839
Date of Filing: 2015-02-27

Filer/Entity: Janus Aspen Series
Registration No.: 811-07736
CIK No.: 0000906185
Fund:    Janus Aspen Enterprise Portfolio - Institutional Shares
Janus Aspen Flexible Bond Portfolio - Institutional Shares
Janus Aspen Overseas Portfolio - Institutional Shares
Janus Aspen Perkins Mid Cap Value Portfolio - Institutional Shares
Accession No.: 0000950123-15-003681
Date of Filing: 2015-02-27

Filer/Entity: The Merger Fund VL
Registration No: 811-21279
CIK No.:0001208133
Fund:    The Merger Fund VL
Accession No.: 0000898531-15-000137
Date of Filing: 2015-03-06

Filer/Entity: MFS Variable Insurance Trust
Registration No: 811-08326
CIK No.: 0000918571
Fund:    MFS® Growth Series - Initial Class
MFS® New Discovery Series - Initial Class
MFS® Utilities Series - Initial Class
Accession No.: 0001193125-15-064269
Date of Filing: 2015-02-26

Filer/Entity: MFS Variable Insurance Trust II
Registration No: 811-03732
CIK No.: 0000719269
Fund:    MFS® Government Securities Portfolio - Initial Class
MFS® International Growth Portfolio - Initial Class
MFS® International Value Portfolio- Initial Class
Accession No.: 0001193125-15-064346
Date of Filing: 2015-02-26

Filer/Entity: PIMCO Equity Series
Registration No.: 811-22375
CIK No.: 0001479360
Fund:    PIMCO EqS Pathfinder Portfolio™ - Institutional Class Shares
Accession No.: 0001193125-15-069408
Date of Filing: 2015-02-27

Filer/Entity: PIMCO Variable Insurance Trust
Registration No.: 811-08399
CIK No.: 0001047304
Fund:    PIMCO All Asset Portfolio - Institutional Class
PIMCO CommodityRealReturn® Strategy Portfolio - Institutional Class
PIMCO Emerging Markets Bond Portfolio - Institutional Class
PIMCO Foreign Bond Portfolio (Unhedged) - Institutional Class
PIMCO Global Bond Portfolio (Unhedged) - Institutional Class
PIMCO Global Multi-Asset Managed Allocation Porfolio Institutional Class
PIMCO Long-Term U.S. Government Portfolio - Institutional Class
PIMCO Low Duration Portfolio - Institutional Class
PIMCO Real Return Portfolio - Institutional Class
PIMCO Total Return Portfolio - Institutional Class Shares
PIMCO Unconstrained Bond Portfolio - Institutional Class
Accession No.: 0001193125-15-069402
Date of Filing: 2015-02-27

Filer/Entity: Pioneer Variable Contracts Trust /MA/
Registration No.: 811-08786
CIK No.: 0000736913
Fund:    Pioneer Bond VCT Portfolio - Class I Shares
Pioneer Emerging Markets VCT Portfolio - Class II Shares
Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Fund VCT Portfolio - Class I Shares
Pioneer High Yield VCT Portfolio - Class II Shares
Pioneer Mid Cap Value VCT Portfolio - Class I Shares
Pioneer Select Mid Cap Growth VCT Portfolio - Class I Shares
Pioneer Strategic Income VCT Portfolio - Class I Shares
Pioneer Strategic Income VCT Portfolio - Class II Shares
Accession No.: 0000898432-15-000372
Date of Filing: 2015-03-03

Filer/Entity: Royce Capital Fund
Registration No: 811-07537
CIK No.: 0001006387
Fund:    Royce Capital Fund Micro-Cap Portfolio - Investment Class
Royce Capital Fund Small-Cap Portfolio - Investment Class
Accession No.: 0000949377-15-000130
Date of Filing: 2015-02-27

Filer/Entity: SEI Insurance Products Trust
Registration No: 811-22862
CIK No.: 0001580641
Fund:    VP Balanced Strategy Fund - Class II Shares
VP Conservative Strategy Fund - Class II Shares
VP Defensive Strategy Fund - Class II Shares
VP Market Growth Strategy Fund - Class II Shares
VP Market Plus Strategy Fund - Class II Shares
VP Moderate Strategy Fund - Class II Shares
Accession No.: 0001193125-15-073618
Date of Filing: 2015-03-02

Filer/Entity: Sentinel Variable Products Trust
Registration No: 811-09917
CIK No.: 0001112513
Fund:    Sentinel Variable Products Bond Fund
Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Small Company Fund
Accession No.: 0001104659-15-018760
Date of Filing: 2015-03-11

Filer/Entity: T. Rowe Price Equity Series, Inc.
Registration No.: 811-07143
CIK No.: 0000918294
Fund:    T. Rowe Price Equity Income Portfolio
Accession No.: 0001206774-15-000555
Date of Filing: 2015-02-23

Fund:    T. Rowe Price Health Sciences Portfolio
Accession No.: 0001206774-15-000570
Date of Filing: 2015-02-23

Fund:    T. Rowe Price Blue Chip Growth Portfolio
Accession No.: 0001206774-15-000546
Date of Filing: 2015-02-23

Fund:    T. Rowe Price New America Growth Portfolio
Accession No.: 0001206774-15-000558
Date of Filing: 2015-02-23

Filer/Entity: T. Rowe Price International Series, Inc.
Registration No.: 811-07145
CIK No.: 0000918292
Fund:    T. Rowe Price International Stock Portfolio
Accession No.: 0001206774-15-000561
Date of Filing: 2015-02-23

Filer/Entity: Van Eck VIP Trust
Registration No.: 811-05083
CIK No.: 0000811976
Fund:    Van Eck VIP Global Hard Assets Fund - Initial Class
Van Eck VIP Multi-Manager Alternatives Fund - Initial Class
Accession No.: 0000930413-15-001116
Date of Filings: 2015-03-09

Filer/Entity: Vanguard Variable Insurance Funds
Registration No.: 811-05962
CIK No.: 0000857490
Fund:    Vanguard VIF - Balanced Portfolio
Vanguard VIF - Capital Growth Portfolio
Vanguard VIF - Equity Income Portfolio
Vanguard VIF - Equity Index Portfolio
Vanguard VIF - High Yield Bond Portfolio
Vanguard VIF - International Portfolio
Vanguard VIF - Mid-Cap Index Portfolio
Vanguard VIF - Money Market Portfolio
Vanguard VIF - REIT Index Portfolio
Vanguard VIF - Short-Term Investment-Grade Portfolio
Vanguard VIF - Small Company Growth Portfolio
Vanguard VIF - Total Bond Market Index Portfolio
Vanguard VIF - Total Stock Market Index Portfolio
Accession No.: 0000932471-15-005687
Date of Filing: 2015-02-27

Filer/Entity: Variable Insurance Products Fund
Registration No.: 811-03329
CIK No.: 0000356494
Fund:    Fidelity VIP Equity-Income Portfolio - Initial Class
Fidelity VIP Growth Portfolio - Initial Class
Accession No.: 0000880195-15-000142
Date of Filing: 2015-02-25
Filer/Entity: Variable Insurance Products Fund II
Registration No.: 811-05511
CIK No.: 0000831016
Fund:    Fidelity VIP Contrafund® Portfolio - Initial Class
Accession No.0000035315-15-000048
Date of Filing: 2015-02-23

Filer/Entity: Variable Insurance Products III
Registration No.: 811-07205
CIK No.: 0000927384
Fund:    Fidelity VIP Growth & Income Portfolio - Initial Class
Fidelity VIP Growth Opportunities Portfolio - Initial Class
Fidelity VIP Mid Cap Portfolio - Initial Class
Accession No.: 0000035315-15-000046
Date of Filing: 2015-02-23

Filer/Entity: Variable Insurance Products Fund IV
Registration No.: 811-03759
CIK No.: 0000720318
Fund:    Fidelity VIP Energy Portfolio - Initial Class
Fidelity VIP Financial Services Portfolio - Initial Class
Fidelity VIP Real Estate Portfolio - Initial Class
Fidelity VIP Technology Portfolio - Initial Class
Accession No.: 0000722574-15-000097
Date of Filing: 2015-02-25

Filer/Entity: Variable Insurance Products Fund V
Registration No.: 811-05361
CIK No.: 0000823535
Fund:    Fidelity VIP Asset Manager Portfolio - Initial Class
Fidelity VIP Investment Grade Bond Portfolio - Initial Class
Fidelity VIP Strategic Income Portfolio - Initial Class
Accession No.: 0000356494-15-000012
Date of Filing: 2015-02-27
Fund:    Fidelity VIP Money Market Portfolio - Initial Class
Accession No.: 0000035315-15-000047
Date of Filing: 2015-02-23

Filer/Entity: Virtus Variable Insurance Trust
Registration No.: 811-04642
CIK No.: 0000792359
Fund:    Virtus International Series Class I
Virtus Multi-Sector Fixed Income Series Class I
Virtus Premium AlphaSector™ Series Class I
Virtus Real Estate Securities Series Class I
Virtus Small-Cap Growth Series Class I
Accession No.: 0001193125-15-087216
Date of Filing: 2015-03-11

Filer/Entity: Voya Investors Trust
Registration No.: 811-05629
CIK No.: 0000837276
Fund:    Voya Global Resources Portfolio - Class S
VY JPMorgan Emerging Markets Equity Portfolio - Class I
Accession No.: 0001571049-15-001720
Date of Filing: 2015-03-06

If you have any questions regarding this filing, please contact me at (425) 256-5026.

Sincerely,

/s/Jacqueline M. Veneziani

Jacqueline M. Veneziani
Vice President and Associate
General Counsel

RE: Your Symetra Life Insurance Company Regulatory Documents

Dear Valued Customer:

Thank you for choosing the convenience of online delivery. Click on the link below to view the regulatory documents for your variable annuity or variable life product(s).

http://prtdocs.newriver.com/symetra/xxxxxxxxx.pdf

Regulatory documents, including the financial statements for Symetra Life Insurance Company, are also available online at www.symetra.com or you can request copies by calling us at 1-800-796-3872. As always, Symetra is committed to providing you with outstanding products and exceptional services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to 4:30 p.m. PST or your registered representative.

Thomas M. Marra
President
Symetra Life Insurance Company

The information contained in this message is confidential. If you are not the intended recipient, do not distribute or copy this communication. If you have received this communication in error, please notify Symetra immediately. Thank you for your cooperation.

Re: Have you changed your email address?

Dear Valued Customer:

We have attempted three times to notify you by e-mail that you have a new regulatory document available for viewing, but each time the email has been returned as undeliverable. This is a concern for us because the Securities and Exchange Commission (SEC) requires that we notify you when a new regulatory document is available for viewing.

Please log into your account and update your e-mail address immediately so that we can continue to provide you with the convenience of electronic delivery.

To satisfy SEC requirements, we are enclosing the regulatory document(s) for your Symetra Life Insurance Company variable annuity contract and/or variable life insurance policy with this mailing. Regulatory documents, including the financial statements for Symetra Life Insurance Company, if not enclosed with this letter, are available online at www.symetra.com or you can request copies by calling us at 1-800-796-3872.

Please note: We are required by law to deliver certain documents to you and so, unless we receive a new e-mail address for you, we will have to return to sending you paper reports for all subsequent regulatory mailings.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00am to 4:30pm, PST.

Sincerely,

Thomas M. Marra
President
Symetra Life Insurance Company